RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, purchased, number of shares (in shares)	642,085	691,069
Cost of investment purchased	$ 59,344,494	$ 83,049,525
Investment sold, number of shares (in shares)	881,214	1,220,050
Cost of investment sold	$ 83,297,432	$ 149,788,722
Investments, at fair value	$ 8,309,522,381	$ 7,282,672,110
Concentration of investment at fair value to total investments, percentage	3.00%	3.70%
EBP, Employer, Common Stock And Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 260,436,149	$ 279,986,538